INCOME TAX (BENEFIT)/EXPENSE (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Benefitexpense
Schedule of deferred component of income tax expenses
Schedule of deferred component of income tax expenses
	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	685	1,548	231
Deferred income tax benefit	(1,318)	(1,191)	(178)

Total	(633)	357	53